Investments - Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Investment Income [Line Items]
Net investment income	$ 415,921	$ 402,071	$ 410,864
Funds held interest rate, low end of range	0.10%	0.10%	0.00%
Funds held interest rate, high end of range	7.40%	7.00%	5.40%
Funds held by reinsured companies	$ 829,695	$ 801,451
Trading securities
Net Investment Income [Line Items]
Net investment income	415,921	402,071	$ 410,864
Trading securities | Fixed maturities
Net Investment Income [Line Items]
Net investment income	378,726	382,676	395,831
Trading securities | Short-term investments and cash and cash equivalents
Net Investment Income [Line Items]
Net investment income	13,279	5,363	1,915
Trading securities | Equities
Net Investment Income [Line Items]
Net investment income	3,499	(12)	4,382
Trading securities | Funds Held And Other
Net Investment Income [Line Items]
Net investment income	44,699	29,068	34,161
Trading securities | Funds Held And Other | Aurigen Capital Limited | Maximum
Net Investment Income [Line Items]
Funds held by reinsured companies	2,000
Trading securities | Funds Held - Directly Managed
Net Investment Income [Line Items]
Net investment income	4,674	7,742	9,993
Trading securities | Investment Expenses
Net Investment Income [Line Items]
Net investment income	$ (28,956)	$ (22,766)	$ (35,418)